capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
capital structure financial policies
EBITDA	$ (6,431)	$ (6,406)
Restructuring and other costs, net of disbursements	206	69
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing	(143)	(95)
Effects of lease principal	(538)	(495)
Share-based compensation expense, net	117	122
Net employee defined benefit plans expense	72	101
Employer contributions to employee defined benefit plans	(28)	(44)
Loss from equity accounted investments and other	26	7
Interest paid	(1,196)	(816)
Interest received	23	17
Capital expenditures	(2,822)	(3,472)
Free cash flow before income taxes	2,148	1,793
Capital expenditures	2,822	3,472
Income taxes	389	519
Free cash flow	1,759	1,274
Effects of lease principal	538	495
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash	(620)	(430)
Cash provided by operating activities	$ 4,499	$ 4,811